Product and Geographic Sales Information (Tables)	12 Months Ended
Dec. 31, 2019
Product and Geographic Sales Information
Schedule of summarizes revenues from external customers by geography

	Year ended December 31,
Revenue:	2019	2018	2017
Americas	$463,041	$475,897	$476,729
Europe/Middle East/Africa	278,738	273,744	273,706
APAC	233,004	221,979	216,872
Deferred revenues adjustment	(438)	(3,152)	(49,673)
Total	$974,345	$968,468	$917,634

Schedule of summarizes non-current assets other than financial instruments and deferred tax assets by geography

	Year ended December 31,
Assets:	2019	2018
Americas	$992,469	$1,037,852
Europe/Middle East/Africa	2,099,777	2,145,950
APAC	101,113	101,191
Total	$3,193,359	$3,284,993

Schedule of summarizes revenue by product group

	Year ended December 31,
	2019	2018	2017
Web of Science Product Line	$380,299	$361,957	$352,995
Life Sciences Product Line	167,243	165,920	165,995
Science Group	547,542	527,877	518,990
Derwent Product Line	181,949	179,321	176,201
MarkMonitor Product Line	122,841	122,947	120,408
CompuMark Product Line	122,451	121,025	119,854
Intellectual Property Group	427,241	423,293	416,463
IP Management Product Line	—	20,450	31,854
Deferred revenue adjustment	(438)	(3,152)	(49,673)
Total	$974,345	$968,468	$917,634